SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2024
IAS 7 [Member]
IfrsStatementLineItems [Line Items]
Highlights	Sets out new disclosure requirements for financing operations with suppliers, known as "supplier finance arrangements"
Management assessment	No impact on the consolidated financial statements.
IAS 1 [Member]
IfrsStatementLineItems [Line Items]
Highlights	New requirements for the classification of a liability as “current” when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the end of the reporting period. Additionally, only covenants with which compliance is mandatory before the end of the reporting period should affect the classification of the liability as either current or non-current.
Management assessment	No impact on the consolidated financial statements.
IFRS 16 [Member]
IfrsStatementLineItems [Line Items]
Highlights	Establishes the recognition and measurement requirements for Sale and Leaseback transactions.
Management assessment	No impact on the consolidated financial statements.